Note 22 - Financial Income, Net - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income		€ 20	€ 19	€ 18
Interest expense		(165)	(111)	(44)
Warrants exercised / forfeited			889	625
Changes in fair value of Financial Instrument (1)	[1]			2,044
Total		€ (146)	€ 797	€ 2,643

[1]	For more details on the fair value of Financial Instruments, please refer to Notes 14-2 and 25.